Inventories	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Inventories
12.	Inventories

Inventories are valued at the lower of weighted average cost and net realisable value. Cost comprises direct costs and, where appropriate, a proportion of attributable production overheads. Net realisable value is the estimated selling price less the estimated costs necessary to make the sale.

	€ million	€ million
Inventories	2019	2018
Raw materials and consumables	1,399	1,454
Finished goods and goods for resale	3,053	3,052

Total inventories	4,452	4,506
Provision for inventories	(288)	(205)
	4,164	4,301

	€ million	€ million
Provisions for inventories	2019	2018
1 January	205	194
Charge to income statement	153	92
Reduction/releases	(71)	(72)
Currency translations	—	(7)
Others (a)	1	(2)

31 December	288	205

(a)	Others mainly include the amount towards the acquisition/ disposal of business and transfers.
Inventories with a value of €
159
 million (2018: €
124
million) are carried at net
realisable
value, this being lower than cost. During 2019
 a total expense of
€
363
 million (2018: €
227
million) was
recognised in
the income statement for
inventory write downs and losses
.